4. Trade Receivables (Details 1)	12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 U.S. Dollars USD ($)
Balance at the beginning of the year	2,811,934	3,559,207	$ 464,498
Provision for the year	1,874,355	2,290,370	309,621
Write-offs	(1,003,415)	(3,037,643)	(165,752)
Balance at the end of the year	3,682,874	2,811,934	$ 608,367